Variable Interest Entities (Details 1) (USD $)	Mar. 31, 2011	Dec. 31, 2010
Firm's exposure to nonconsolidated municipal bond VIEs [Abstract]
Fair value of assets held by VIEs	$ 2,900,000,000	$ 4,100,000,000
Maximum exposure	28,600,000,000	27,800,000,000
Other Unfunded Commitments to Extend Credit [Member] | Non consolidated municipal bond vehicles [Member]
Firm's exposure to nonconsolidated municipal bond VIEs [Abstract]
Liquidity facilities	8,200,000,000	8,800,000,000
Non consolidated municipal bond vehicles [Member]
Firm's exposure to nonconsolidated municipal bond VIEs [Abstract]
Fair value of assets held by VIEs	12,700,000,000	13,700,000,000
Excess/ -deficit	4,500,000,000	4,900,000,000
Maximum exposure	$ 8,200,000,000	$ 8,800,000,000